Property, Plant and Equipment (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 ILS (₪)
Cost
Balance	₪ 15,751		₪ 14,577
Additions	1,188		1,249
Disposals	(88)		(75)
Balance	16,851		15,751
Depreciation and impairment losses
Balance	8,679		7,364
Depreciation for the year	1,232		1,337
Disposals			(22)
Balance	9,911		8,679
Carrying amounts
Property, plant and equipment	6,940	[1]	7,072	$ 2,002	₪ 7,213
Land and buildings [Member]
Cost
Balance	1,051		1,061
Additions	34		27
Disposals	(81)		(37)
Balance	1,004		1,051
Depreciation and impairment losses
Balance	402		350
Depreciation for the year	53		64
Disposals			(12)
Balance	455		402
Carrying amounts
Property, plant and equipment	549		649		711
Switching Transmission, power, Cellular, And satellite equipment [Member]
Cost
Balance	5,457		5,000
Additions	408		457
Disposals
Balance	5,865		5,457
Depreciation and impairment losses
Balance	3,472		2,951
Depreciation for the year	481		521
Disposals
Balance	3,953		3,472
Carrying amounts
Property, plant and equipment	1,912		1,985		2,049
Network equipment [member]
Cost
Balance	5,740		5,505
Additions	228		247
Disposals			(12)
Balance	5,968		5,740
Depreciation and impairment losses
Balance	2,736		2,486
Depreciation for the year	204		250
Disposals
Balance	2,940		2,736
Carrying amounts
Property, plant and equipment	3,028		3,004		3,019
Multi-channel equipment and infrastructure [Member]
Cost
Balance	1,036		867
Additions	165		180
Disposals	(1)		(11)
Balance	1,200		1,036
Depreciation and impairment losses
Balance	369		143
Depreciation for the year	222		236
Disposals			(10)
Balance	591		369
Carrying amounts
Property, plant and equipment	609		667		724
Subscriber equipment [Member]
Cost
Balance	1,464		1,203
Additions	278		265
Disposals	(4)		(4)
Balance	1,738		1,464
Depreciation and impairment losses
Balance	953		770
Depreciation for the year	187		183
Disposals
Balance	1,140		953
Carrying amounts
Property, plant and equipment	598		511		433
Office equipment, computers and vehicles [Member]
Cost
Balance	1,003		941
Additions	75		73
Disposals	(2)		(11)
Balance	1,076		1,003
Depreciation and impairment losses
Balance	747		664
Depreciation for the year	85		83
Disposals
Balance	832		747
Carrying amounts
Property, plant and equipment	₪ 244		₪ 256		₪ 277

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.